As filed with the Securities and Exchange Commission on April 14, 2015

File Nos. 333-164077

811-22375

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 36	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on May 13, 2015 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Registration Statement of PIMCO Equity Series (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 35, which was filed with the Securities and Exchange Commission on January 30, 2015. This Post-Effective Amendment No. 36 is filed solely for the purpose of designating May 13, 2015 as the new effective date of Post-Effective Amendment No. 35. This Amendment does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 14th day of April, 2015.

PIMCO EQUITY SERIES
(Registrant)

By:
Peter G. Strelow****, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	April 14, 2015

E. Philip Cannon*	Trustee	April 14, 2015

Peter B. McCarthy**	Trustee	April 14, 2015

Peter G. Strelow****	President (Principal Executive Officer)	April 14, 2015

Trent W. Walker***	Treasurer (Principal Financial and Accounting Officer)	April 14, 2015

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with pre-effective amendment No. 2 to Registration Statement No. 333-164077 on March 31, 2010.
**	Pursuant to power of attorney filed with post-effective amendment No. 12 to Registration Statement No. 333-164077 on October 28, 2011.
***	Pursuant to power of attorney filed with post-effective amendment No. 23 to Registration Statement No. 333-164077 on November 12, 2013.
****	Pursuant to power of attorney filed with post-effective amendment No. 27 to Registration Statement No. 333-164077 on September 3, 2014.